3. SIGNIFICANT ACCOUNTING POLICIES: Financial instruments: Schedule of classification and measurement of financial assets and liabilities under IFRS-9 (Tables)	12 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of classification and measurement of financial assets and liabilities under IFRS-9

	IAS 39	IFRS 9
Financial Assets
Cash and restricted cash	Fair value through profit or loss	Amortized cost
Receivables	Amortized cost	Amortized cost

Financial Liabilities
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Due to related parties	Amortized cost	Amortized cost
Funds held for optionee	Amortized cost	Amortized cost